Revenue	12 Months Ended
Dec. 31, 2023
Revenue [Abstract]
REVENUE

NOTE 18 – REVENUE

The Company’s sales derived from sales of electrical and electronic material. The following is the Company’s revenue by geographical markets during the year ended December 31, 2023, 2022 and 2021:

	Year Ended December 31,
	2023	2022	2021
Spain	€10,886,713	€26,566,550	€15,246,597
Europe	1,679,395	3,609,252	1,388,624
Rest of the world	537,571	970,575	518,852
	€13,103,679	€31,146,377	€17,154,073

During the year ended December 31, 2023,2022 and 2021, the Company recognized revenue of €13,103,679, €31,146,377 and €17,154,073, of which €1,380,547, €836,804 and €149,403 derived from related parties, respectively.

We consider related parties those Companies that are part of the Umbrella Solar Investment holding group.